Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Nov. 30, 2013 Maximum
Related Party Transaction [Line Items]
Commission percentage as a percentage of purchase and sale price of the Company's vehicles	1.00%
Commission paid for fleet procurement and disposal services	$ 0.6	$ 0.5	$ 0.5